Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Ordinary share, par value (in Dollars per share)
Ordinary share, shares authorized	unlimited	unlimited
Class A Ordinary Shares [Member]
Ordinary share, shares issued	35,359,054	28,219,583
Ordinary share, shares outstanding	35,359,054	28,219,583
Class B Ordinary Shares [Member]
Ordinary share, shares issued	2,925,058	2,625,058
Ordinary share, shares outstanding	2,925,058	2,625,058